CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings (Deficit) [Member] CNY (¥)	Retained Earnings (Deficit) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Sep. 30, 2013	¥ 320,245		¥ 0		¥ 399,564		¥ (93,473)		¥ (4,390)		¥ (35,659)		¥ 54,203
Balance (in shares) at Sep. 30, 2013 | shares			22,905,926	22,905,926
Net loss for the year	(10,140)		¥ 0		0		(9,527)		0		0		(613)
Share repurchased	(1,786)		¥ 0		0		0		0		(1,786)		0
Share repurchased (in shares) | shares			(167,385)	(167,385)
Share-based compensation expense	1,324		¥ 0		1,324		0		0		0		0
Translation adjustments	(56)		0		0		0		(56)		0		0
Balance at Sep. 30, 2014	309,587		¥ 0		400,888		(103,000)		(4,446)		(37,445)		53,590
Balance (in shares) at Sep. 30, 2014 | shares			22,738,541	22,738,541
Net loss for the year	(17,814)		¥ 0		0		(13,808)		0		0		(4,006)
Issuance of restricted share (in shares) | shares			75,000	75,000
Share-based compensation expense	1,612		¥ 0		1,612		0		0		0		0
Translation adjustments	(2,607)		0		0		0		(2,607)		0		0
Balance at Sep. 30, 2015	290,778		¥ 0		402,500		(116,808)		(7,053)		(37,445)		49,584
Balance (in shares) at Sep. 30, 2015 | shares			22,813,541	22,813,541
Net loss for the year	(76,833)	$ (11,506)	¥ 0		0		(65,578)		0		0		(11,255)
Issuance of restricted share (in shares) | shares			60,000	60,000
Share-based compensation expense	8,796		¥ 0		8,796		0		0		0		0
Translation adjustments	(4,124)	(617)	0		0		0		(4,124)		0		0
Balance at Sep. 30, 2016	¥ 218,617	$ 32,738	¥ 0	$ 0	¥ 411,296	$ 61,591	¥ (182,386)	$ (27,312)	¥ (11,177)	$ (1,674)	¥ (37,445)	$ (5,607)	¥ 38,329	$ 5,740
Balance (in shares) at Sep. 30, 2016 | shares			22,873,541	22,873,541